Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
April 30, 2022
T16-NPRT3-0622
1.9862676.107

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.3%
Diversified REITs – 3.1%
Alexander & Baldwin, Inc.	93,193	$ 1,975,692
American Assets Trust, Inc.	63,461	2,322,673
Armada Hoffler Properties, Inc.	75,771	1,026,697
Broadstone Net Lease, Inc.	203,950	4,219,725
DigitalBridge Group, Inc. (a)	647,749	4,508,333
Empire State Realty Trust, Inc. Class A	188,541	1,628,994
Essential Properties Realty Trust, Inc.	166,396	3,993,504
Gladstone Commercial Corp.	46,467	977,666
Global Net Lease, Inc.	124,426	1,745,697
iStar, Inc.	90,114	1,517,520
One Liberty Properties, Inc.	24,487	701,552
PS Business Parks, Inc.	25,081	4,695,163
STORE Capital Corp.	306,418	8,711,464
Washington Real Estate Investment Trust	106,501	2,565,609
WP Carey, Inc.	229,815	18,562,157
		59,152,446
Health Care REITs – 8.0%
CareTrust REIT, Inc.	130,679	2,118,307
Community Healthcare Trust, Inc.	33,202	1,222,498
Diversified Healthcare Trust	318,370	716,332
Global Medical REIT, Inc.	92,093	1,359,293
Healthcare Realty Trust, Inc.	182,675	4,946,839
Healthcare Trust of America, Inc. Class A	277,395	8,449,452
Healthpeak Properties, Inc.	674,057	22,115,810
LTC Properties, Inc.	50,182	1,656,006
Medical Properties Trust, Inc.	761,762	14,008,803
National Health Investors, Inc.	54,784	2,823,020
Omega Healthcare Investors, Inc.	304,501	7,758,685
Physicians Realty Trust	271,500	4,653,510
Sabra Health Care REIT, Inc.	301,584	3,522,501
Universal Health Realty Income Trust	18,123	909,593
Ventas, Inc.	503,105	27,947,483
Welltower, Inc.	547,645	49,731,642
		153,939,774
Hotel & Resort REITs – 2.8%
Apple Hospitality REIT, Inc.	274,627	4,858,152
Chatham Lodging Trust (a)	58,544	840,692
DiamondRock Hospitality Co. (a)	262,562	2,788,408
Host Hotels & Resorts, Inc.	892,424	18,160,828
Park Hotels & Resorts, Inc.	296,407	5,842,182
Pebblebrook Hotel Trust	166,419	4,063,952
RLJ Lodging Trust	208,914	2,928,974
Ryman Hospitality Properties, Inc. (a)	67,067	6,269,423
Service Properties Trust	218,657	1,775,495
Summit Hotel Properties, Inc. (a)	140,858	1,390,269
Sunstone Hotel Investors, Inc. (a)	271,953	3,331,424

	Shares	Value

Xenia Hotels & Resorts, Inc. (a)	144,323	$ 2,783,991
		55,033,790
Industrial REITs – 12.8%
Americold Realty Trust	335,097	8,839,859
Duke Realty Corp.	478,564	26,201,379
EastGroup Properties, Inc.	51,208	9,601,500
First Industrial Realty Trust, Inc.	162,033	9,397,914
Industrial Logistics Properties Trust	94,082	1,520,365
Lexington Realty Trust	367,951	4,617,785
Plymouth Industrial REIT, Inc.	51,718	1,247,438
Prologis, Inc.	929,286	148,955,253
Rexford Industrial Realty, Inc.	192,082	14,990,079
SL Green Realty Corp.	84,641	5,858,850
STAG Industrial, Inc.	224,306	8,371,100
Terreno Realty Corp.	95,329	6,935,185
		246,536,707
Office REITs – 6.3%
Alexandria Real Estate Equities, Inc.	187,129	34,087,419
Boston Properties, Inc.	186,541	21,937,222
Brandywine Realty Trust	214,785	2,506,541
City Office REIT, Inc.	58,885	873,853
Corporate Office Properties Trust	141,211	3,768,922
Cousins Properties, Inc.	188,623	6,771,566
Douglas Emmett, Inc.	221,244	6,517,848
Easterly Government Properties, Inc.	108,431	2,065,610
Equity Commonwealth (a)	154,903	4,056,910
Franklin Street Properties Corp.	127,105	655,862
Highwoods Properties, Inc.	131,161	5,356,615
Hudson Pacific Properties, Inc.	193,195	4,497,580
JBG SMITH Properties	146,770	3,868,857
Kilroy Realty Corp.	132,413	9,268,910
Mack-Cali Realty Corp. (a)	88,491	1,416,741
Office Properties Income Trust	61,046	1,319,814
Orion Office REIT, Inc.	84,340	1,131,843
Paramount Group, Inc.	220,068	2,092,847
Piedmont Office Realty Trust, Inc. Class A	150,384	2,421,182
Vornado Realty Trust	206,502	7,993,692
		122,609,834
REITs - Shopping Centers – 0.0%
Phillips Edison & Co., Inc.	26,643	902,132
Residential REITs – 15.1%
American Campus Communities, Inc.	170,452	11,023,131
American Homes 4 Rent Class A	377,026	14,934,000
Apartment Income REIT Corp.	198,345	9,752,624
Apartment Investment and Management Co. Class A (a)	191,976	1,209,449
AvalonBay Communities, Inc.	175,477	39,917,508
Camden Property Trust	130,177	20,423,469
Centerspace	18,086	1,668,614
Equity Lifestyle Properties, Inc.	217,322	16,794,644

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
Equity Residential	448,136	$ 36,523,084
Essex Property Trust, Inc.	81,493	26,833,200
Independence Realty Trust, Inc.	145,237	3,959,161
Invitation Homes, Inc.	747,790	29,776,998
Mid-America Apartment Communities, Inc.	144,871	28,493,228
NexPoint Residential Trust, Inc.	28,714	2,560,140
Sun Communities, Inc.	145,989	25,631,289
UDR, Inc.	388,881	20,692,358
UMH Properties, Inc.	63,855	1,501,870
		291,694,767
Retail REITs – 10.5%
Acadia Realty Trust	110,075	2,302,769
Agree Realty Corp.	88,250	5,993,940
Alexander's, Inc.	2,602	645,738
American Finance Trust, Inc.	146,466	1,094,101
Brixmor Property Group, Inc.	366,839	9,310,374
Federal Realty Investment Trust	87,333	10,223,201
Getty Realty Corp.	47,645	1,282,127
Kimco Realty Corp.	776,419	19,666,693
Kite Realty Group Trust	281,885	6,286,036
National Retail Properties, Inc.	213,961	9,380,050
NETSTREIT Corp.	62,604	1,353,499
Realty Income Corp.	713,533	49,490,649
Regency Centers Corp.	191,915	13,209,509
Retail Opportunity Investments Corp.	147,421	2,746,453
RPT Realty	101,927	1,354,610
Saul Centers, Inc.	16,342	843,411
Seritage Growth Properties, Class A (a)	51,419	509,048
Simon Property Group, Inc.	413,978	48,849,404
SITE Centers Corp.	206,208	3,278,707
Spirit Realty Capital, Inc.	155,042	6,736,575
Tanger Factory Outlet Centers, Inc.	131,374	2,119,063
The Macerich Co.	272,210	3,416,236
Urban Edge Properties	144,773	2,705,807
Urstadt Biddle Properties, Inc. Class A	40,927	710,083
		203,508,083
Specialized REITs – 36.7%
American Tower Corp.	572,492	137,982,022
CatchMark Timber Trust, Inc. Class A	56,834	466,607
Crown Castle International Corp.	542,497	100,475,869
CubeSmart	277,169	13,168,299
Digital Realty Trust, Inc.	356,153	52,041,076
EPR Properties	94,081	4,941,134
Equinix, Inc.	113,223	81,416,395
Extra Space Storage, Inc.	168,383	31,992,770

		Shares	Value

Four Corners Property Trust, Inc.		91,108	$ 2,501,826
Gaming and Leisure Properties, Inc.		284,846	12,641,465
Gladstone Land Corp.		42,601	1,550,676
Iron Mountain, Inc.		363,426	19,526,879
Lamar Advertising Co. Class A		109,474	12,087,024
Life Storage, Inc.		103,696	13,738,683
National Storage Affiliates Trust		113,861	6,444,533
Outfront Media, Inc.		188,896	4,835,738
PotlatchDeltic Corp.		85,842	4,754,788
Public Storage		198,679	73,809,249
Rayonier, Inc.		178,044	7,691,501
Safehold, Inc.		27,130	1,167,947
SBA Communications Corp.		136,537	47,393,358
Uniti Group, Inc.		297,285	3,683,361
VICI Properties, Inc.		1,205,139	35,925,203
Weyerhaeuser Co.		940,635	38,772,975
			709,009,378
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	1,842,386,911
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.5%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)		84,555	494,647
Tejon Ranch Co. (a)		23,968	438,854
The RMR Group, Inc. Class A		19,653	536,134
The St. Joe Co.		41,902	2,229,605
			3,699,240
Interactive Media & Services – 0.1%
Zillow Group, Inc. Class A (a)		77,049	2,977,944
Real Estate Development – 0.3%
Forestar Group, Inc. (a)		29,476	480,754
The Howard Hughes Corp. (a)		51,443	5,159,218
			5,639,972
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)		10,024	566,456
Kennedy-Wilson Holdings, Inc.		150,779	3,400,067
			3,966,523
Real Estate Services – 3.7%
CBRE Group, Inc. Class A (a)		421,800	35,026,272
Cushman & Wakefield PLC (a)		171,091	3,062,529
Doma Holdings, Inc. (a)		205,261	381,785
Douglas Elliman, Inc.		98,826	598,886
eXp World Holdings, Inc.		91,464	1,224,703
Jones Lang LaSalle, Inc. (a)		63,764	13,947,100
Marcus & Millichap, Inc.		34,311	1,536,790
Newmark Group, Inc. Class A		251,136	3,051,302
Opendoor Technologies, Inc. (a)		169,267	1,183,176
RE/MAX Holdings, Inc. Class A		24,572	576,459
Realogy Holdings Corp. (a)		148,933	1,632,306
Redfin Corp. (a)		131,909	1,470,785

Quarterly Report	3

Common Stocks – continued
		Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Zillow Group, Inc. Class C (a)		213,271	$ 8,492,451
			72,184,544
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	88,468,223
TOTAL COMMON STOCKS (Cost $1,741,896,148)			1,930,855,134
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $3,441,000)		3,441,000	3,441,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,745,337,148)	1,934,296,134
NET OTHER ASSETS (LIABILITIES) (c) – (0.0%)	(900,971)
NET ASSETS – 100.0%	$1,933,395,163

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $115,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Future Contracts (United States)	50	June 2022	$2,010,500	$(116,467)	$(116,467)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
6	Quarterly Report